Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 4,380,328	$ 1,671,230	$ 13,070,987	$ 26,750,427
Prepaid expenses and other current assets	490,355	385,967
Total current assets	4,988,395	10,431,364
Total assets	5,629,925	12,138,406
Liabilities and shareholders' equity (deficit)
Accrued expenses and other current liabilities	5,980,164	7,187,630
Total current liabilities	9,765,666	12,085,244
Shareholders' equity (deficit):
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,730,648,360 and 4,763,360,860 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	238,120	236,485
Additional paid-in capital	184,538,349	178,195,109
Accumulated deficit	(187,095,885)	(176,368,243)
Accumulated other comprehensive loss	(1,816,325)	(2,010,189)
Total shareholders' equity (deficit)	(4,135,741)	53,162
Total liabilities and equity (deficit)	5,629,925	12,138,406
Ku6 Media Co., Ltd. [Member]
Assets
Cash and cash equivalents	341,320	56,999	5,219,295	7,754,457
Prepaid expenses and other current assets	195,049	250,091
Amount due from subsidiaries and variable interest entities	0	15,709,401
Amount due from related parties	627	1,741,836
Total current assets	536,996	17,758,327
Investments in subsidiaries	19,690,895	8,082,866
Total assets	20,227,891	25,841,193
Liabilities and shareholders' equity (deficit)
Accrued expenses and other current liabilities	541,961	701,375
Amounts due to subsidiaries and variable interest entities	23,821,671	24,711,656
Amounts due to related parties	0	375,000
Total current liabilities	24,363,632	25,788,031
Shareholders' equity (deficit):
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,730,648,360 and 4,763,360,860 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	238,120	236,485
Additional paid-in capital	184,538,349	178,195,109
Accumulated deficit	(187,095,885)	(176,368,243)
Accumulated other comprehensive loss	(1,816,325)	(2,010,189)
Total shareholders' equity (deficit)	(4,135,741)	53,162
Total liabilities and equity (deficit)	$ 20,227,891	$ 25,841,193